Revenue from Contract with Customers - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Non-current	$ 1,000	$ 1,000	$ 1,000
Current	$ 2,654	935	2,654
Total		$ 1,935	$ 3,654